UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Money Market Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2019

% of fund's net assets
General Obligations	42.7
Health Care	18.5
Education	11.3
Water & Sewer	10.6
Special Tax	8.2

Quality Diversification (% of fund's net assets)

As of May 31, 2019
AAA	2.2%
AA,A	77.7%
BBB	14.7%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Connecticut - 95.0%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,765,528
5% 2/15/24	645,000	691,730
5% 2/15/32	1,110,000	1,183,049
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,165,270
5% 8/15/32 (FSA Insured)	3,090,000	3,590,580
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,200,020
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,178,750
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,171,120
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,486,938
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (a)	2,000,000	2,131,460
5% 7/1/49 (a)	2,925,000	3,455,390
Connecticut Gen. Oblig.:
Series 2012 G, 5% 10/15/30	4,275,000	4,687,666
Series 2013 A:
5% 3/1/27	5,480,000	6,116,721
5% 10/15/27	1,000,000	1,133,410
Series 2014 G, 5% 11/15/28	7,000,000	8,096,760
Series 2015 B:
5% 6/15/27	4,825,000	5,676,371
5% 6/15/30	1,290,000	1,500,102
5% 6/15/32	5,500,000	6,352,720
Series 2015 F, 5% 11/15/31	4,000,000	4,667,120
Series 2016 A, 5% 3/15/31	6,950,000	8,144,914
Series 2018 A:
5% 4/15/30	2,500,000	3,057,525
5% 4/15/38	1,700,000	2,014,568
Series 2018 C, 5% 6/15/31	725,000	882,463
Series 2019 A:
4% 4/15/37	1,825,000	2,014,618
5% 4/15/25	1,140,000	1,342,897
5% 4/15/28	7,450,000	9,228,911
5% 4/15/35	2,000,000	2,429,120
5% 4/15/36	2,300,000	2,781,827
5% 4/15/39	2,450,000	2,935,688
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,182,919
5% 7/1/32	1,000,000	1,190,710
Series 2017, 5% 7/1/30	2,400,000	2,896,056
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/30	450,000	541,166
5% 7/1/31	1,300,000	1,554,956
5% 7/1/32	1,050,000	1,251,947
5% 7/1/33	700,000	832,314
5% 7/1/34	750,000	888,630
5% 7/1/42	2,000,000	2,326,540
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	15,765,000	16,225,964
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	52,325
Series 2011 M, 5.375% 7/1/41	5,485,000	5,807,573
Series 2013 N:
5% 7/1/24	400,000	454,460
5% 7/1/25	300,000	340,209
Series 2014 E:
5% 7/1/28	3,260,000	3,783,686
5% 7/1/29	3,840,000	4,434,586
Series 2015 L, 5% 7/1/29	1,500,000	1,753,005
Series 2016 CT, 5% 12/1/45	2,850,000	3,287,732
Series 2016 K, 4% 7/1/46	7,000,000	7,287,980
Series 2016, 5% 12/1/41	5,150,000	5,956,027
Series A, 5% 7/1/41	3,000,000	3,156,930
Series E:
5% 7/1/28	1,250,000	1,427,250
5% 7/1/42	5,000,000	5,553,700
Series F, 5% 7/1/45	4,890,000	5,335,772
Series H1, 5% 7/1/41	1,250,000	1,315,650
Series J, 5% 11/1/25	1,465,000	1,573,776
Series K1:
5% 7/1/24	600,000	678,384
5% 7/1/25	1,240,000	1,430,042
Series K3, 5% 7/1/48	3,695,000	4,182,777
Series L:
5% 7/1/26	1,000,000	1,182,500
5% 7/1/27	2,000,000	2,357,440
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (a)	950,000	990,945
5% 11/15/23 (a)	1,100,000	1,233,078
Series 2017 B:
5% 11/15/22 (a)	975,000	1,069,253
5% 11/15/24 (a)	1,065,000	1,218,190
Connecticut Hsg. Fin. Auth.:
Series 2012 F, 2.75% 11/15/35 (a)	595,000	601,188
Series 2013 B2, 4% 11/15/32	1,875,000	1,925,644
Series 2014 C, 4% 11/15/44	625,000	649,775
Series 2019 B1, 4% 5/15/49	4,000,000	4,373,120
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,110,790
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/26	10,000,000	11,146,100
5% 1/1/28	1,000,000	1,111,160
5% 1/1/31	5,000,000	5,508,750
Series 2015 A, 5% 8/1/34	6,000,000	6,900,780
Series A, 5% 9/1/33	1,000,000	1,137,950
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,028
Series 2014 B:
5% 8/15/25	450,000	524,003
5% 8/15/26	700,000	811,706
5% 8/15/27	750,000	865,253
5% 8/15/28	1,000,000	1,151,000
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,027,689
Series 2014 A:
5% 11/1/28	1,000,000	1,165,290
5% 11/1/29	1,850,000	2,147,147
5% 11/1/30	2,480,000	2,866,384
5% 11/1/31	2,905,000	3,346,676
5% 11/1/42	2,115,000	2,388,216
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,232,470
5% 7/15/32	1,250,000	1,529,438
5% 7/15/33	1,000,000	1,219,740
5% 7/15/34	1,000,000	1,215,010
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,091,530
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,150,366
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,123,884
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,174,300
5% 7/1/29 (FSA Insured)	1,000,000	1,169,300
Hbr. Point Infra Impt. District Series 2017, 5% 4/1/39 (b)	2,000,000	2,224,980
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (a)	1,000,000	1,088,660
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	440,000	461,129
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,817,946
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,855,862
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	2,025,942
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,121,758
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,224,047
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,935,709
5% 3/1/33 (FSA Insured)	1,900,000	2,240,385
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (Escrowed to Maturity)	2,185,000	2,368,846
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	714,642
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	762,298
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	886,597
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	42,872
5% 8/15/28 (FSA Insured)	1,500,000	1,768,950
5% 8/15/30 (FSA Insured)	1,000,000	1,167,070
5% 8/15/34 (FSA Insured)	1,000,000	1,151,800
5% 8/15/35 (FSA Insured)	1,000,000	1,150,720
5% 9/1/29 (FSA Insured)	2,655,000	3,053,011
5% 9/1/31 (FSA Insured)	1,430,000	1,629,142
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,215,184
Series 2013 A, 5% 8/1/43	2,000,000	2,183,820
Series 30 B:
5% 8/1/30	1,150,000	1,321,316
5% 8/1/31	2,630,000	3,016,742
Series 32 B:
5% 8/1/32	1,000,000	1,188,690
5% 8/1/33	1,150,000	1,363,486
5% 8/1/37	3,000,000	3,514,560
5% 8/1/38	1,000,000	1,169,040
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,171,860
Series 2019, 5% 1/1/27	1,990,000	2,417,372
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,156,780
Series 2018 A, 5% 4/15/28	4,400,000	5,466,780
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	853,104
5% 11/1/25	635,000	706,704
5% 11/1/26	635,000	715,213
Series 2017 B, 5% 11/1/32	400,000	444,840

TOTAL CONNECTICUT		323,110,252

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	927,944
TOTAL MUNICIPAL BONDS
(Cost $311,659,709)		324,038,196

Municipal Notes - 3.6%
Connecticut - 3.6%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series V1, 1.95% 6/3/19, VRDN (c)	1,500,000	$1,500,000
Series V2, 2.05% 6/3/19, VRDN (c)	5,000,000	5,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.41% 6/7/19, LOC TD Banknorth, NA, VRDN (c)	5,685,000	5,685,000
TOTAL MUNICIPAL NOTES
(Cost $12,185,000)		12,185,000
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $323,844,709)		336,223,196
NET OTHER ASSETS (LIABILITIES) - 1.1%		3,744,051
NET ASSETS - 100%		$339,967,247

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,224,980 or 0.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	42.7%
Health Care	18.5%
Education	11.3%
Water & Sewer	10.6%
Special Tax	8.2%
Others* (Individually Less Than 5%)	8.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $323,844,709)		$336,223,196
Cash		180,040
Receivable for fund shares sold		28,104
Interest receivable		4,162,449
Prepaid expenses		84
Other receivables		898
Total assets		340,594,771
Liabilities
Payable for fund shares redeemed	$251,227
Distributions payable	223,078
Accrued management fee	99,389
Other affiliated payables	28,717
Other payables and accrued expenses	25,113
Total liabilities		627,524
Net Assets		$339,967,247
Net Assets consist of:
Paid in capital		$327,632,621
Total distributable earnings (loss)		12,334,626
Net Assets, for 29,175,871 shares outstanding		$339,967,247
Net Asset Value, offering price and redemption price per share ($339,967,247 ÷ 29,175,871 shares)		$11.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$4,987,832
Expenses
Management fee	$577,302
Transfer agent fees	124,401
Accounting fees and expenses	42,150
Custodian fees and expenses	1,131
Independent trustees' fees and expenses	697
Registration fees	20,343
Audit	30,795
Legal	319
Miscellaneous	1,075
Total expenses before reductions	798,213
Expense reductions	(2,150)
Total expenses after reductions		796,063
Net investment income (loss)		4,191,769
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		50,859
Total net realized gain (loss)		50,859
Change in net unrealized appreciation (depreciation) on investment securities		15,765,400
Net gain (loss)		15,816,259
Net increase (decrease) in net assets resulting from operations		$20,008,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,191,769	$8,879,211
Net realized gain (loss)	50,859	(136,864)
Change in net unrealized appreciation (depreciation)	15,765,400	(5,802,304)
Net increase (decrease) in net assets resulting from operations	20,008,028	2,940,043
Distributions to shareholders	(4,191,746)	(10,819,308)
Share transactions
Proceeds from sales of shares	26,411,193	32,414,976
Reinvestment of distributions	2,912,414	7,576,492
Cost of shares redeemed	(31,648,958)	(86,133,013)
Net increase (decrease) in net assets resulting from share transactions	(2,325,351)	(46,141,545)
Total increase (decrease) in net assets	13,490,931	(54,020,810)
Net Assets
Beginning of period	326,476,316	380,497,126
End of period	$339,967,247	$326,476,316
Other Information
Shares
Sold	2,322,675	2,888,625
Issued in reinvestment of distributions	255,329	676,258
Redeemed	(2,805,593)	(7,695,462)
Net increase (decrease)	(227,589)	(4,130,579)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.35	$11.30	$11.75	$11.78	$11.39
Income from Investment Operations
Net investment income (loss)A	.146	.282	.289	.306	.328	.343
Net realized and unrealized gain (loss)	.550	(.191)	.185	(.372)	.031	.517
Total from investment operations	.696	.091	.474	(.066)	.359	.860
Distributions from net investment income	(.146)	(.282)	(.289)	(.306)	(.328)	(.343)
Distributions from net realized gain	–	(.059)	(.135)	(.078)	(.061)	(.127)
Total distributions	(.146)	(.341)	(.424)	(.384)	(.389)	(.470)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$11.65	$11.10	$11.35	$11.30	$11.75	$11.78
Total ReturnC,D	6.31%	.82%	4.26%	(.66)%	3.10%	7.73%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.58%F	2.52%	2.53%	2.57%	2.80%	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$339,967	$326,476	$380,497	$424,798	$443,037	$438,958
Portfolio turnover rate	27%F	12%	8%	20%	13%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments
1 - 7	80.7
8 - 30	0.4
31 - 60	9.2
61 - 90	2.6
91 - 180	7.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Variable Rate Demand Notes (VRDNs)	54.4%
Tender Option Bond	25.5%
Other Municipal Security	16.1%
Investment Companies	3.9%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

5/31/19
Fidelity® Connecticut Municipal Money Market Fund	1.03%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 54.4%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.62% 6/7/19, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.63% 6/7/19, VRDN (a)(b)	3,500,000	3,500,000
Connecticut - 51.1%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 1.35% 6/7/19, LOC Citibank NA, VRDN (b)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.61% 6/7/19, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 1.56% 6/7/19, LOC RBS Citizens NA, VRDN (b)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.48% 6/7/19 (Liquidity Facility Bank of America NA), VRDN (b)	32,035,000	32,034,999
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.41% 6/7/19, LOC Bank of America NA, VRDN (b)	13,800,000	13,800,000
(Hamden Hall Country Day School Proj.) Series A, 1.52% 6/7/19, LOC RBS Citizens NA, VRDN (b)	14,725,000	14,725,000
(Trinity College Proj.) Series L, 1.44% 6/7/19, LOC JPMorgan Chase Bank, VRDN (b)	8,015,000	8,015,000
(Wesleyan Univ. Proj.) Series H, 1.35% 6/7/19, VRDN (b)	3,155,000	3,155,000
Series 1999 B, 1.4% 6/7/19, VRDN (b)	17,350,000	17,350,000
Series 2007 D, 1.42% 6/7/19, LOC Bank of America NA, VRDN (b)	9,005,000	9,005,000
Series 2011 A, 1.45% 6/7/19, LOC HSBC Bank U.S.A., NA, VRDN (b)	1,755,000	1,755,000
Series 2011 B, 1.39% 6/7/19, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
Series 2013 O, 1.41% 6/7/19, LOC Wells Fargo Bank NA, VRDN (b)	17,595,000	17,595,000
Series 2014 C, 1.41% 6/7/19, LOC JPMorgan Chase Bank, VRDN (b)	4,145,000	4,145,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 1.41% 6/7/19, LOC HSBC Bank U.S.A., NA, VRDN (b)	7,115,000	7,115,000
Series 2010, 1.45% 6/7/19, LOC HSBC Bank U.S.A., NA, VRDN (b)	3,400,000	3,400,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.45% 6/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	5,175,000	5,175,000
Series D 3, 1.47% 6/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	17,015,000	17,015,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.41% 6/7/19, LOC TD Banknorth, NA, VRDN (b)	14,900,000	14,900,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 1.43% 6/7/19, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,680,000
		229,959,999
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.65% 6/7/19, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.57% 6/7/19, VRDN (a)(b)	1,400,000	1,400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.51% 6/7/19, VRDN (b)	800,000	800,000
		2,800,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.75% 6/7/19, VRDN (b)	500,000	500,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (b)	100,000	100,000
		1,700,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.5% 6/7/19, VRDN (a)(b)	500,000	500,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (b)	400,000	400,000
Series 2010 B1, 1.6% 6/7/19, VRDN (b)	300,000	300,000
		700,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.62% 6/7/19, VRDN (a)(b)	1,200,000	1,200,000
Series 1998, 1.62% 6/7/19, VRDN (a)(b)	100,000	100,000
		1,300,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.63% 6/7/19, VRDN (a)(b)	300,000	300,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.62% 6/7/19, VRDN (a)(b)	100,000	100,000
Series A, 1.55% 6/7/19, VRDN (a)(b)	100,000	100,000
		200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.59% 6/7/19, VRDN (a)(b)	200,000	200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.56% 6/7/19, VRDN (a)(b)	1,600,000	1,600,000
		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $244,659,999)		244,659,999

Tender Option Bond - 25.5%
California - 0.5%
Dignity Health Participating VRDN Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	2,300,000	2,300,000
Connecticut - 24.8%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.52% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	8,000,000	8,000,000
Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	24,000,000	24,000,000
Series Floaters 016, 1.46% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,600,000	6,600,000
Series Floaters G66, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	5,400,000	5,400,000
Series Floaters XL 00 66, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,685,000	3,685,000
Series Floaters XM 07 07, 1.48% 6/7/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,440,000	2,440,000
Series Floaters YX 10 95, 1.48% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,425,000	2,425,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,750,000	3,750,000
Series Floaters XG 02 04, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,130,000	3,130,000
Series Floaters XM 04 49, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 1.45% 6/7/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	7,910,000	7,910,000
Series ROC II R 11854, 1.45% 6/7/19 (Liquidity Facility Citibank NA) (b)(c)(d)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	6,010,000	6,010,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	4,500,000	4,500,000
Participating VRDN Series ROC II R 14073, 1.5% 6/7/19 (Liquidity Facility Citibank NA) (b)(c)(d)	16,000,000	15,999,986
		111,284,986
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(d)	100,000	100,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	100,000	100,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Texas - 0.0%
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(d)	100,000	100,000
Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	600,000	600,000
TOTAL TENDER OPTION BOND
(Cost $114,584,986)		114,584,986

Other Municipal Security - 16.1%
Connecticut - 15.1%
Bethel Gen. Oblig. BAN Series 2018, 3% 7/25/19	4,700,000	4,708,737
City of Ansonia BAN Series 2019, 2.25% 8/29/19	2,000,000	2,002,351
Connecticut Gen. Oblig. Bonds:
Series 2012 D, 2.34% 9/15/19 (b)(f)	4,000,000	4,005,994
Series 2013 C, 5% 7/15/19	1,500,000	1,504,997
Series 2013 D, 2.3% 8/15/19 (b)(f)	1,350,000	1,351,161
Series 2014 B, 2.05% 3/1/20 (b)(f)	1,400,000	1,402,904
Series 2014 H, 5% 11/15/19	2,000,000	2,025,553
Series 2016 E, 4% 10/15/19	350,000	353,052
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series K, 4% 11/1/19	1,870,000	1,885,942
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 B, 5% 10/1/19	1,500,000	1,514,098
East Haddam Gen. Oblig. BAN Series 2018, 2.5% 6/6/19	5,400,000	5,400,416
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	5,500,000	5,510,618
East Lyme Gen. Oblig. BAN Series 2019 A, 2.5% 8/15/19	3,000,000	3,003,890
Enfield Gen. Oblig. BAN Series 2018, 2.75% 8/7/19	1,355,000	1,356,951
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	5,300,000	5,321,079
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	5,300,000	5,320,790
Reg'l. School District # 14 Woodbury & Bethlehem BAN Series 2018, 3% 7/24/19	1,565,000	1,567,650
Rocky Hill Gen. Oblig. BAN Series 2018:
3% 7/30/19	6,000,000	6,012,044
4% 7/30/19	3,725,000	3,737,415
Windham Gen. Oblig. BAN Series 2019, 3% 8/21/19	4,800,000	4,811,129
Wolcott Gen. Oblig. BAN Series 2018, 3.25% 11/7/19	5,300,000	5,323,035
		68,119,806
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	300,000	300,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.8% tender 6/13/19, CP mode (a)	1,700,000	1,700,000
Series 1990 B, 1.84% tender 8/7/19, CP mode	100,000	100,000
Series A1:
2.25% tender 6/4/19, CP mode (a)	1,400,000	1,400,000
2.3% tender 6/4/19, CP mode (a)	200,000	200,000
		3,400,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(f)	600,000	600,034
TOTAL OTHER MUNICIPAL SECURITY
(Cost $72,419,840)		72,419,840
	Shares	Value

Investment Company - 3.9%
Fidelity Municipal Cash Central Fund, 2.34% (g)(h)
(Cost $17,727,569)	17,725,963	17,727,569
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $449,392,394)		449,392,394
NET OTHER ASSETS (LIABILITIES) - 0.1%		530,517
NET ASSETS - 100%		$449,922,911

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,600,000 or 6.4% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 3/2/18	$24,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$4,500,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$170,575
Total	$170,575

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $431,664,825)	$431,664,825
Fidelity Central Funds (cost $17,727,569)	17,727,569
Total Investment in Securities (cost $449,392,394)		$449,392,394
Cash		10,229
Receivable for fund shares sold		176,406
Interest receivable		1,819,463
Distributions receivable from Fidelity Central Funds		30,972
Prepaid expenses		144
Other receivables		71
Total assets		451,429,679
Liabilities
Payable for investments purchased	$805,507
Payable for fund shares redeemed	482,717
Distributions payable	18,929
Accrued management fee	134,645
Other affiliated payables	45,508
Other payables and accrued expenses	19,462
Total liabilities		1,506,768
Net Assets		$449,922,911
Net Assets consist of:
Paid in capital		$450,318,184
Total distributable earnings (loss)		(395,273)
Net Assets, for 449,421,675 shares outstanding		$449,922,911
Net Asset Value, offering price and redemption price per share ($449,922,911 ÷ 449,421,675 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$3,947,104
Income from Fidelity Central Funds		170,575
Total income		4,117,679
Expenses
Management fee	$846,606
Transfer agent fees	251,121
Accounting fees and expenses	37,183
Custodian fees and expenses	1,981
Independent trustees' fees and expenses	1,062
Registration fees	21,259
Audit	20,344
Legal	731
Miscellaneous	1,421
Total expenses before reductions	1,181,708
Expense reductions	(39,589)
Total expenses after reductions		1,142,119
Net investment income (loss)		2,975,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169
Fidelity Central Funds	451
Total net realized gain (loss)		620
Net increase in net assets resulting from operations		$2,976,180

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,975,560	$5,665,221
Net realized gain (loss)	620	(51,559)
Net increase in net assets resulting from operations	2,976,180	5,613,662
Distributions to shareholders	(3,309,445)	(5,705,524)
Share transactions
Proceeds from sales of shares	58,146,582	116,908,101
Reinvestment of distributions	3,195,953	5,530,226
Cost of shares redeemed	(118,776,502)	(310,277,057)
Net increase (decrease) in net assets and shares resulting from share transactions	(57,433,967)	(187,838,730)
Total increase (decrease) in net assets	(57,767,232)	(187,930,592)
Net Assets
Beginning of period	507,690,143	695,620,735
End of period	$449,922,911	$507,690,143
Other Information
Shares
Sold	58,146,582	116,908,101
Issued in reinvestment of distributions	3,195,953	5,530,226
Redeemed	(118,776,502)	(310,277,057)
Net increase (decrease)	(57,433,967)	(187,838,730)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A	–A
Total from investment operations	.007	.010	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	(.001)	–A	–	–A	–A	–
Total distributions	(.007)	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.70%	.98%	.38%	.07%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.32%	.08%	.08%
Expenses net of all reductions	.48%F	.48%	.48%	.32%	.08%	.08%
Net investment income (loss)	1.25%F	.96%	.37%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$449,923	$507,690	$695,621	$999,640	$1,719,175	$1,751,915

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$323,844,709	$12,486,619	$(108,132)	$12,378,487
Fidelity Connecticut Municipal Money Market Fund	449,392,394	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Connecticut Municipal Income Fund	$(130,290)	$(6,574)	$(136,864)	$(136,864)
Fidelity Connecticut Municipal Money Market Fund	(51,559)	-–	(51,559)	(51,559)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $43,206,090 and $46,118,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$465

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$38,289

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Connecticut Municipal Income Fund	$1,060	$280
Fidelity Connecticut Municipal Money Market Fund	34	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$810
Fidelity Connecticut Municipal Money Market Fund	1,266

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$1,000.00	$1,063.10	$2.52
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Connecticut Municipal Money Market Fund	.48%
Actual		$1,000.00	$1,007.00	$2.40
Hypothetical-C		$1,000.00	$1,022.54	$2.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

CTF-SANN-0719
1.704902.121

Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Money Market Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2019

% of fund's net assets
General Obligations	31.8
Health Care	23.8
Transportation	17.9
Education	12.4
Escrowed/Pre-Refunded	4.2

Quality Diversification (% of fund's net assets)

As of May 31, 2019
AAA	4.0%
AA,A	54.3%
BBB	36.4%
BB and Below	0.6%
Not Rated	2.3%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,343,410
Series 2014 B, 5% 1/1/23	700,000	784,665

TOTAL DELAWARE, NEW JERSEY		4,128,075

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,159,930
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,654,890

TOTAL GUAM		2,814,820

New Jersey - 87.0%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,166,290
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,155,290
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,156,160
5% 2/15/26	1,000,000	1,131,050
5% 2/15/27	1,000,000	1,127,900
5% 2/15/28	1,000,000	1,125,090
5% 2/15/29	1,000,000	1,120,300
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,555,360
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,465,182
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58	5,000,000	5,837,750
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	684,072
5% 9/1/24 (FSA Insured)	1,640,000	1,919,948
5% 9/1/25 (FSA Insured)	1,375,000	1,600,679
5% 9/1/39 (FSA Insured)	4,000,000	4,568,680
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,179
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,283,958
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.):
Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	3,031,175
5% 11/1/29 (FSA Insured)	750,000	904,553
5% 11/1/30 (FSA Insured)	605,000	725,685
Series 2019:
4% 7/1/48	1,000,000	1,112,660
5% 7/1/44	1,000,000	1,234,420
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,166,210
5% 11/1/28	1,050,000	1,295,375
5% 11/1/29	1,035,000	1,270,245
5% 11/1/30	800,000	975,864
5% 11/1/31	500,000	605,305
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,536,590
5% 8/1/28	4,000,000	4,393,280
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,595,174
5% 9/1/26	600,000	659,352
5% 9/1/27	440,000	483,397
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,959,942
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	3,000,000	3,023,340
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,684,350
5.375% 1/1/43 (a)	2,000,000	2,236,980
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,787,355
5% 6/1/31 (FSA Insured)	1,500,000	1,777,485
5% 6/1/37 (FSA Insured)	4,000,000	4,653,120
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,651,599
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,803,800
Series 2012 II, 5% 3/1/26	5,000,000	5,373,200
Series 2012, 5% 6/15/20	5,000,000	5,159,470
Series 2013 NN:
5% 3/1/26	4,130,000	4,515,123
5% 3/1/27	6,570,000	7,171,221
Series 2013:
5% 3/1/23	4,920,000	5,411,213
5% 3/1/25	725,000	793,476
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,219,340
Series 2015 XX:
4.25% 6/15/26	4,220,000	4,583,891
5.25% 6/15/27	3,000,000	3,448,260
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,557,861
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/27 (a)	1,675,000	1,953,050
5% 10/1/47 (a)	1,000,000	1,104,340
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,063,200
New Jersey Edl. Facilities Auth. Rev. (New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,064,320
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	798,861
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	545,509
5% 7/1/24	690,000	796,246
5% 7/1/25	600,000	708,744
5% 7/1/26	945,000	1,140,615
5% 7/1/27	1,055,000	1,298,547
5% 7/1/28	1,465,000	1,794,391
5% 7/1/29	665,000	810,628
Series 2015 B, 5% 7/1/31	3,000,000	3,467,370
Series 2016 A:
5% 7/1/27	2,875,000	3,407,536
5% 7/1/32	600,000	696,330
Series 2016 B, 5% 9/1/20	4,535,000	4,708,872
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,924,795
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,173,940
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,170,250
Series 2017 A, 5% 7/1/42	3,000,000	3,504,000
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,929,911
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	6,202,773
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	700,000	811,587
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	994,657
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	673,477
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,086,438
Series 2011:
5% 7/1/19	1,500,000	1,503,840
5% 7/1/23	2,500,000	2,759,400
5% 7/1/24	2,000,000	2,204,360
5% 7/1/25	2,265,000	2,493,561
Series 2012 A:
5% 7/1/22	1,400,000	1,546,160
5% 7/1/23	1,040,000	1,144,614
5% 7/1/24	2,065,000	2,270,116
5% 7/1/25	1,000,000	1,098,060
Series 2012, 5% 7/1/21 (Escrowed to Maturity)	2,325,000	2,490,610
Series 2013 A:
5% 7/1/28	1,080,000	1,217,916
5% 7/1/32	1,600,000	1,787,600
5.25% 7/1/28	3,250,000	3,689,985
Series 2013:
5% 7/1/24	1,250,000	1,435,538
5% 7/1/26	1,335,000	1,510,539
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,773,071
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	812,737
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,851,192
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	617,674
Series 2014 A:
4% 7/1/45	1,300,000	1,350,830
5% 7/1/30	700,000	789,929
5% 7/1/31	455,000	510,455
5% 7/1/32	1,000,000	1,119,010
5% 7/1/44	3,635,000	4,130,414
5% 7/1/45	2,225,000	2,436,331
Series 2016 A:
5% 7/1/22	2,000,000	2,185,420
5% 7/1/25	1,220,000	1,453,484
5% 7/1/26	1,565,000	1,850,253
5% 7/1/27	100,000	121,818
5% 7/1/27	1,685,000	1,988,637
5% 7/1/28	2,000,000	2,428,680
5% 7/1/28	2,000,000	2,348,720
5% 7/1/29	3,660,000	4,417,437
5% 7/1/29	1,550,000	1,814,725
5% 7/1/30	1,200,000	1,440,516
5% 7/1/30	2,000,000	2,324,760
5% 7/1/31	5,100,000	6,029,985
5% 7/1/31	10,195,000	12,164,572
5% 7/1/33	1,000,000	1,174,650
5% 7/1/39	14,795,000	17,311,327
5% 7/1/43	2,500,000	2,904,400
Series 2016:
5% 7/1/23	1,240,000	1,379,215
5% 7/1/24	1,000,000	1,135,780
5% 7/1/26	800,000	941,800
5% 7/1/29	1,050,000	1,277,462
5% 7/1/30	605,000	731,372
5% 7/1/31	400,000	479,840
5% 7/1/35	950,000	1,069,159
5% 7/1/36	500,000	560,275
5% 7/1/41	3,000,000	3,322,500
Series 2017 A:
5% 7/1/25	110,000	131,473
5% 7/1/52	4,265,000	4,935,415
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,374,850
Series 2013:
4% 12/1/20 (a)	2,500,000	2,578,925
5% 12/1/21 (a)	3,600,000	3,869,892
5% 12/1/22 (a)	2,250,000	2,478,960
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,519,480
5% 12/1/27 (a)	2,500,000	2,961,575
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/24 (a)	2,320,000	2,502,630
4% 10/1/24 (a)	2,370,000	2,569,151
New Jersey Inst of Technology Series 2012 A:
5% 7/1/32	870,000	945,490
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	420,907
5% 7/1/42	3,470,000	3,747,392
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/21	100,000	105,982
5% 6/1/23	800,000	891,088
5% 6/1/24	1,000,000	1,138,270
5% 6/1/25	3,000,000	3,489,240
5% 6/1/26	3,000,000	3,552,270
5% 6/1/27	1,000,000	1,201,670
5% 6/1/28	2,000,000	2,432,740
Series 2018 B, 3.2% 6/1/27	5,000,000	5,285,550
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,967,576
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	5,000,000	5,538,250
Series 2014 A, 5% 1/1/32	5,000,000	5,755,350
Series 2017 B:
5% 1/1/33	5,000,000	6,115,350
5% 1/1/34	2,500,000	3,045,150
Series 2019 A, 5% 1/1/48	2,000,000	2,399,720
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	3,000,000	3,485,310
Series 2001 A, 6% 6/15/35	2,825,000	3,029,671
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,334,004
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	8,125,400
0% 12/15/34	4,000,000	2,445,760
Series 2008 A, 0% 12/15/36	25,000,000	13,464,000
Series 2009 A:
0% 12/15/36	1,915,000	1,031,342
0% 12/15/38	13,900,000	6,863,125
Series 2010 A:
0% 12/15/27	3,000,000	2,341,830
0% 12/15/30	14,750,000	10,216,440
Series 2010 A3, 0% 12/15/34	10,775,000	6,341,411
Series 2011 A, 5.25% 6/15/25	6,000,000	6,398,220
Series 2011 B:
5.25% 6/15/25	3,185,000	3,396,388
5.25% 6/15/26	2,000,000	2,131,120
Series 2016 A:
5% 6/15/20	2,365,000	2,443,148
5% 6/15/29	750,000	871,230
5% 6/15/30	5,000,000	5,777,100
Series 2018 A, 5% 6/15/31	3,000,000	3,449,430
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,456,745
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,820,620
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,142,246
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	857,524
5% 1/1/31 (a)	1,950,000	2,261,435
5% 1/1/33 (a)	750,000	863,340
5% 1/1/35 (a)	2,000,000	2,286,640

TOTAL NEW JERSEY		477,719,140

New York And New Jersey - 4.8%
Port Auth. of New York & New Jersey:
Series 163, 5% 7/15/35	3,255,000	3,374,035
Series 2016, 5% 11/15/32(a)	5,000,000	5,966,700
Series 2018, 5% 9/15/34 (a)	5,000,000	6,023,000
Series 209, 5% 7/15/35	8,970,000	11,134,820

TOTAL NEW YORK AND NEW JERSEY		26,498,555

Pennsylvania, New Jersey - 4.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/24	1,200,000	1,323,372
5% 7/1/25	1,100,000	1,211,342
5% 7/1/26	500,000	549,030
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,060,920
5% 7/1/26	650,000	774,397
5% 7/1/29	300,000	353,796
5% 7/1/30	350,000	410,809
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,318,270
Series 2010 D, 5% 1/1/40 (Pre-Refunded to 1/1/20 @ 100)	4,000,000	4,082,840
Series 2013, 5% 1/1/31	5,000,000	5,705,700
Series 2018 A:
5% 1/1/37	1,200,000	1,467,348
5% 1/1/38	1,450,000	1,770,218
5% 1/1/39	1,190,000	1,451,241
5% 1/1/40	1,250,000	1,521,788

TOTAL PENNSYLVANIA, NEW JERSEY		25,001,071

TOTAL MUNICIPAL BONDS
(Cost $497,175,732)		536,161,661

Municipal Notes - 1.0%
New Jersey - 1.0%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 2.1% 6/3/19, LOC JPMorgan Chase Bank, VRDN (b)	3,580,000	$3,580,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XL 01 03, 1.54% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)(b)(c)(d)	2,000,000	2,000,000
TOTAL MUNICIPAL NOTES
(Cost $5,580,000)		5,580,000
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $502,755,732)		541,741,661
NET OTHER ASSETS (LIABILITIES) - 1.4%		7,617,701
NET ASSETS - 100%		$549,359,362

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.8%
Health Care	23.8%
Transportation	17.9%
Education	12.4%
Others* (Individually Less Than 5%)	14.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $502,755,732)		$541,741,661
Cash		58,846
Receivable for fund shares sold		402,438
Interest receivable		7,925,031
Prepaid expenses		122
Other receivables		1,332
Total assets		550,129,430
Liabilities
Payable for fund shares redeemed	$114,858
Distributions payable	426,722
Accrued management fee	160,467
Other affiliated payables	43,972
Other payables and accrued expenses	24,049
Total liabilities		770,068
Net Assets		$549,359,362
Net Assets consist of:
Paid in capital		$509,592,079
Total distributable earnings (loss)		39,767,283
Net Assets, for 45,049,032 shares outstanding		$549,359,362
Net Asset Value, offering price and redemption price per share ($549,359,362 ÷ 45,049,032 shares)		$12.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$8,722,365
Expenses
Management fee	$921,176
Transfer agent fees	191,449
Accounting fees and expenses	66,261
Custodian fees and expenses	1,900
Independent trustees' fees and expenses	1,094
Registration fees	25,879
Audit	28,883
Legal	481
Miscellaneous	1,917
Total expenses before reductions	1,239,040
Expense reductions	(2,907)
Total expenses after reductions		1,236,133
Net investment income (loss)		7,486,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		865,408
Total net realized gain (loss)		865,408
Change in net unrealized appreciation (depreciation) on investment securities		27,103,519
Net gain (loss)		27,968,927
Net increase (decrease) in net assets resulting from operations		$35,455,159

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,486,232	$15,085,538
Net realized gain (loss)	865,408	184,281
Change in net unrealized appreciation (depreciation)	27,103,519	(9,589,588)
Net increase (decrease) in net assets resulting from operations	35,455,159	5,680,231
Distributions to shareholders	(7,614,707)	(17,903,013)
Share transactions
Proceeds from sales of shares	49,978,363	74,463,398
Reinvestment of distributions	5,055,601	12,286,939
Cost of shares redeemed	(44,159,691)	(86,285,147)
Net increase (decrease) in net assets resulting from share transactions	10,874,273	465,190
Total increase (decrease) in net assets	38,714,725	(11,757,592)
Net Assets
Beginning of period	510,644,637	522,402,229
End of period	$549,359,362	$510,644,637
Other Information
Shares
Sold	4,195,117	6,402,875
Issued in reinvestment of distributions	424,545	1,052,925
Redeemed	(3,737,153)	(7,416,049)
Net increase (decrease)	882,509	39,751

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.84	$11.55	$11.79	$12.00	$11.58
Income from Investment Operations
Net investment income (loss)A	.171	.343	.350	.360	.373	.387
Net realized and unrealized gain (loss)	.633	(.216)	.379	(.219)	(.189)	.489
Total from investment operations	.804	.127	.729	.141	.184	.876
Distributions from net investment income	(.171)	(.343)	(.349)	(.364)	(.372)	(.386)
Distributions from net realized gain	(.003)	(.064)	(.090)	(.017)	(.022)	(.070)
Total distributions	(.174)	(.407)	(.439)	(.381)	(.394)	(.456)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$12.19	$11.56	$11.84	$11.55	$11.79	$12.00
Total ReturnC,D	7.00%	1.10%	6.44%	1.08%	1.56%	7.71%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.47%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%F	.47%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.48%F	.47%	.47%	.47%	.48%	.48%
Net investment income (loss)	2.89%F	2.95%	2.99%	2.98%	3.15%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$549,359	$510,645	$522,402	$531,738	$545,659	$597,836
Portfolio turnover rate	10%F	18%	17%	15%	7%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments 5/31/19
1 - 7	63.8
8 - 30	6.1
31 - 60	7.4
61 - 90	3.0
91 - 180	7.1
> 180	12.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Variable Rate Demand Notes (VRDNs)	34.5%
Tender Option Bond	28.2%
Other Municipal Security	32.5%
Investment Companies	4.4%
Net Other Assets (Liabilities)	0.4%

Current 7-Day Yields

5/31/19
Fidelity® New Jersey Municipal Money Market Fund	1.05%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2019, the most recent period shown in the table, would have been 1.05%.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 34.5%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.62% 6/7/19, VRDN (a)(b)	$2,600,000	$2,600,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.63% 6/7/19, VRDN (a)(b)	1,800,000	1,800,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.65% 6/7/19, VRDN (a)(b)	500,000	500,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.65% 6/7/19, VRDN (a)(b)	1,200,000	1,200,000
Series 2003 B, 1.57% 6/7/19, VRDN (a)(b)	100,000	100,000
		1,300,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.75% 6/7/19, VRDN (b)	800,000	800,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (b)	1,600,000	1,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (b)	200,000	200,000
		2,600,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (b)	800,000	800,000
Series 2010 B1, 1.6% 6/7/19, VRDN (b)	400,000	400,000
		1,200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.62% 6/7/19, VRDN (a)(b)	1,500,000	1,500,000
Series 1998, 1.62% 6/7/19, VRDN (a)(b)	100,000	100,000
		1,600,000
New Jersey - 27.0%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.3% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.3% 6/7/19, LOC JPMorgan Chase Bank, VRDN (b)	7,995,000	7,995,000
(Cooper Health Sys. Proj.) Series 2008 A, 1.4% 6/7/19, LOC TD Banknorth, NA, VRDN (b)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.35% 6/7/19, LOC Bank of America NA, VRDN (b)	24,480,000	24,480,000
Series 2008 C, 1.35% 6/7/19, LOC JPMorgan Chase Bank, VRDN (b)	17,650,000	17,650,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.35% 6/7/19, LOC JPMorgan Chase Bank, VRDN (b)	25,750,000	25,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.41% 6/7/19, LOC Wells Fargo Bank NA, VRDN (b)	4,480,000	4,480,000
(Virtua Health Proj.) Series 2009 D, 1.37% 6/7/19, LOC TD Banknorth, NA, VRDN (b)	14,930,000	14,930,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 1.42% 6/7/19, LOC Citibank NA, VRDN (a)(b)	32,220,000	32,220,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 1.42% 6/7/19, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
		171,905,000
New York And New Jersey - 4.7%
Port Auth. of New York & New Jersey:
Series 1991 3, 1.5% 7/1/19, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1995 3, 1.5% 7/1/19, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 1.5% 7/1/19, VRDN (a)(b)(c)	10,500,000	10,500,000
		29,700,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.63% 6/7/19, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.62% 6/7/19, VRDN (a)(b)	100,000	100,000
Series A, 1.55% 6/7/19, VRDN (a)(b)	200,000	200,000
		300,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.62% 6/7/19, VRDN (a)(b)	50,000	50,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.59% 6/7/19, VRDN (a)(b)	1,500,000	1,500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.56% 6/7/19, VRDN (a)(b)	2,600,000	2,600,000
		4,100,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.65% 6/7/19, VRDN (a)(b)	1,150,000	1,150,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $219,805,000)		219,805,000

Tender Option Bond - 28.2%
California - 0.7%
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,000,000	1,000,000
Dignity Health Participating VRDN Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,600,000	3,600,000
		4,600,000
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	95,000	95,000
New Jersey - 22.0%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 09 49, 1.46% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	13,230,000	13,230,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,275,000	4,275,000
Series Floaters XG 02 22, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,530,000	1,530,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,800,000	2,800,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	12,385,000	12,385,000
Series Floaters XF 23 93, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	6,000,000	6,000,000
Series Floaters XG 01 68, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	8,350,000	8,350,000
Series Floaters XL 00 52, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,700,000	3,700,000
Series Floaters XX 10 91, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,600,000	4,600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,335,000	4,335,000
Series 15 XF0149, 1.38% 6/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,570,000	1,570,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	9,400,000	9,400,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series Floaters XF 27 97, 1.42% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,600,000	3,600,000
Series Floaters XG 02 28, 1.43% 6/7/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,120,000	2,120,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XG 02 00, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,490,000	3,490,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,715,000	9,715,000
Series Floaters XG 02 05, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,000,000	3,000,000
Series Floaters XG 02 24, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	9,000,000	9,000,000
Series Floaters XG 02 29, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,300,000	2,300,000
Series Floaters XX 10 93, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	8,100,000	8,100,000
Ocean County Gen. Oblig. Participating VRDN Series Floaters XF 27 07, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	1,500,000	1,500,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	600,000	600,000
Union County Impt. Auth. Rev. Participating VRDN:
Series Floaters XG 02 21, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (b)(d)(e)	800,000	800,000
Series XG 00 57, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 1.49% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	13,140,000	13,140,000
		140,070,000
New York And New Jersey - 5.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,675,000	1,675,000
Series 16 XF0407, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	6,170,000	6,170,000
Series 16 XF2211, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	1,000,000	1,000,000
Series 16 ZF0367, 1.5% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	7,155,000	7,155,000
Series 16 ZM0160, 1.47% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	3,470,000	3,470,000
Series DB 8033, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,300,000	1,300,000
Series Floaters XF 06 83, 1.49% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	600,000	600,000
Series Floaters XF 24 88, 1.47% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	800,000	800,000
Series Floaters XF 26 00, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (b)(d)(e)	1,000,000	1,000,000
Series Floaters XM 06 16, 1.47% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	4,800,000	4,800,000
Series Floaters YX 10 34, 1.5% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	780,000	780,000
Series MS 3321, 1.45% 6/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	3,305,000	3,305,000
Series ROC 14086, 1.47% 6/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	2,160,000	2,160,000
		34,215,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	200,000	200,000
Texas - 0.0%
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	100,000	100,000
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	800,000	800,000
TOTAL TENDER OPTION BOND
(Cost $180,080,000)		180,080,000

Other Municipal Security - 32.5%
Guam - 0.3%
Guam Gov't. Ltd. Oblig. Rev. Bonds Series 2009 A, 5.625% 12/1/19 (Pre-Refunded to 12/1/19 @ 100)	1,565,000	1,595,689
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	400,000	400,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.7% tender 6/24/19, CP mode	300,000	300,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.67%, tender 12/27/19 (b)(f)	100,000	100,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.72% tender 6/24/19, CP mode (a)	500,000	500,000
1.8% tender 6/13/19, CP mode (a)	2,600,000	2,600,000
Series 1990 A1, 1.92% tender 6/18/19, CP mode (a)	600,000	600,000
Series 1990 B, 1.84% tender 8/7/19, CP mode	100,000	100,000
Series A1:
2.25% tender 6/4/19, CP mode (a)	2,000,000	2,000,000
2.3% tender 6/4/19, CP mode (a)	200,000	200,000
		6,000,000
New Jersey - 29.5%
Avalon Borough Gen. Oblig. BAN Series 2019, 3% 2/14/20	6,865,000	6,913,999
Bayonne Gen. Oblig. Bonds 5.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	400,000	401,273
Beachwood BAN Series 2019, 3% 3/5/20	5,635,000	5,682,895
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	3,700,000	3,724,877
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	3,700,000	3,706,030
Bloomfield Township Gen. Oblig. BAN Series 2019, 2.75% 4/7/20	11,730,000	11,840,740
Borough of Roseland BAN Series 2019, 3% 5/1/20	3,940,597	3,983,827
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 1, 3.25% 11/26/19	2,700,000	2,714,697
Series 2019 B, 2.75% 4/17/20	2,225,000	2,245,659
Camden County BAN Series 2018 A, 3% 10/23/19	7,300,000	7,326,800
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	9,605,000	9,616,641
Closter Gen. Oblig. BAN Series 2019, 2.25% 6/5/20 (g)	3,000,000	3,017,940
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	6,500,000	6,505,472
Elizabeth Gen. Oblig. BAN Series 2019, 2.75% 4/3/20	1,800,000	1,816,033
Evesham Township BAN Series 2019 A, 2.75% 5/7/20	4,400,000	4,440,667
Fairfield Township BAN Series 2018:
3% 6/12/19	5,700,000	5,701,922
3.5% 12/3/19	4,297,631	4,323,383
Fairview Gen. Oblig. BAN Series 2018, 3% 8/30/19	2,535,000	2,541,313
Haddonfield BAN Series 2018, 2.75% 6/21/19	4,500,000	4,501,830
Harrison Township BAN Series 2019 A, 2.75% 5/27/20	1,700,000	1,717,469
Hoboken Gen. Oblig. BAN Series 2019 A, 3% 3/5/20	3,215,000	3,240,148
Hudson County Gen. Oblig. BAN Series 2018, 4% 12/10/19	6,400,000	6,479,925
Jackson Township Gen. Oblig. BAN Series 2019 A, 3.25% 2/13/20	4,000,000	4,033,375
Montclair Township Gen. Oblig. BAN Series 2018, 3.5% 11/1/19	3,850,800	3,872,285
New Jersey Ctfs. of Prtn. Bonds:
Series 2009 A, 5.25% 6/15/19 (Pre-Refunded to 6/15/19 @ 100)	985,000	986,310
Series A, 5.25% 6/15/19 (Pre-Refunded to 6/15/19 @ 100)	950,000	951,260
New Jersey Edl. Facilities Auth. Rev. Bonds:
Series 2010 B, 4% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	600,000	601,219
Series B, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,250,000	1,253,454
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2009 A, 5%	600,000	600,000
Series 2015 1A, 5% 12/1/19 (a)	1,750,000	1,772,116
North Brunswick Township Gen. Oblig. BAN Series 2018 A, 3% 7/23/19	1,100,000	1,102,391
North Caldwell Gen. Oblig. BAN Series 2018, 3% 10/22/19	5,538,254	5,556,726
Oradell BAN Series 2019, 2.75% 4/3/20	1,600,000	1,614,253
Point Pleasant Beach Gen. Oblig. BAN:
Series 2018, 2.75% 8/2/19	6,011,308	6,019,817
Series 2019, 2.75% 4/16/20	3,400,000	3,428,020
Somerset County Gen. Oblig. BAN Series 2018, 3% 9/16/19	10,600,000	10,632,904
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	3,400,000	3,400,507
Springfield Township Gen. Oblig. BAN:
Series 2018:
3% 8/2/19	6,500,000	6,512,245
3.5% 11/1/19	2,600,000	2,613,762
Series 2019, 3% 9/27/19	4,900,000	4,913,804
Stafford Township Gen. Oblig. BAN Series A, 2.75% 4/29/20	1,515,000	1,527,862
Stone Hbr. BAN Series 2018, 3% 11/1/19	4,497,000	4,513,796
Tewksbury Township Gen. Oblig. BAN Series 2019, 2.75% 5/22/20	3,252,000	3,285,907
Union County Gen. Oblig. BAN Series 2018, 3% 6/21/19	9,550,000	9,557,199
Verona Township Gen. Oblig. BAN Series 2019, 3% 3/6/20	3,400,000	3,425,651
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	3,737,455	3,740,268
		188,358,671
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(f)	900,000	900,052
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series A:
1.57% 8/15/19, CP (a)	2,700,000	2,700,000
1.65% 8/8/19, CP (a)	900,000	900,000
1.7% 6/13/19, CP (a)	3,000,000	3,000,000
1.72% 8/1/19, CP (a)	1,800,000	1,800,000
Series B:
1.75% 7/31/19, CP	700,000	700,000
1.95% 7/10/19, CP	600,000	600,000
		9,700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $207,354,412)		207,354,412
	Shares	Value

Investment Company - 4.4%
Fidelity Municipal Cash Central Fund, 2.34% (h)(i)
(Cost $27,932,076)	27,930,776	27,932,076
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $635,171,488)		635,171,488
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,412,935
NET ASSETS - 100%		$637,584,423

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,700,000 or 4.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 3, 1.5% 7/1/19, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.5% 7/1/19, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.5% 7/1/19, VRDN	8/9/02	$10,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$429,331
Total	$429,331

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $607,239,412)	$607,239,412
Fidelity Central Funds (cost $27,932,076)	27,932,076
Total Investment in Securities (cost $635,171,488)		$635,171,488
Cash		2,993
Receivable for investments sold		1,500,000
Receivable for fund shares sold		20,472
Interest receivable		4,542,639
Distributions receivable from Fidelity Central Funds		43,932
Prepaid expenses		197
Other receivables		47
Total assets		641,281,768
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,017,940
Payable for fund shares redeemed	368,815
Distributions payable	23,927
Accrued management fee	190,596
Other affiliated payables	76,420
Other payables and accrued expenses	19,647
Total liabilities		3,697,345
Net Assets		$637,584,423
Net Assets consist of:
Paid in capital		$637,812,136
Total distributable earnings (loss)		(227,713)
Net Assets, for 636,746,201 shares outstanding		$637,584,423
Net Asset Value, offering price and redemption price per share ($637,584,423 ÷ 636,746,201 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$5,339,035
Income from Fidelity Central Funds		429,331
Total income		5,768,366
Expenses
Management fee	$1,204,189
Transfer agent fees	435,178
Accounting fees and expenses	45,973
Custodian fees and expenses	2,661
Independent trustees' fees and expenses	1,498
Registration fees	23,168
Audit	19,866
Legal	1,021
Miscellaneous	2,007
Total expenses before reductions	1,735,561
Expense reductions	(1,785)
Total expenses after reductions		1,733,776
Net investment income (loss)		4,034,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,505
Total net realized gain (loss)		1,505
Net increase in net assets resulting from operations		$4,036,095

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,034,590	$7,574,633
Net realized gain (loss)	1,505	(86,259)
Net increase in net assets resulting from operations	4,036,095	7,488,374
Distributions to shareholders	(4,034,623)	(8,324,005)
Share transactions
Proceeds from sales of shares	53,064,074	85,953,456
Reinvestment of distributions	3,877,712	8,029,631
Cost of shares redeemed	(135,421,760)	(360,662,368)
Net increase (decrease) in net assets and shares resulting from share transactions	(78,479,974)	(266,679,281)
Total increase (decrease) in net assets	(78,478,502)	(267,514,912)
Net Assets
Beginning of period	716,062,925	983,577,837
End of period	$637,584,423	$716,062,925
Other Information
Shares
Sold	53,064,074	85,953,456
Issued in reinvestment of distributions	3,877,712	8,029,631
Redeemed	(135,421,760)	(360,662,368)
Net increase (decrease)	(78,479,974)	(266,679,281)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.009	.004	.001	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.006	.010	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.009)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	(.001)	–	–	–	–
Total distributions	(.006)	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.60%	1.02%	.37%	.07%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.51%	.50%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.51%F	.51%	.50%	.32%	.08%	.09%
Expenses net of all reductions	.51%F	.51%	.50%	.32%	.08%	.09%
Net investment income (loss)	1.19%F	.91%	.36%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$637,584	$716,063	$983,578	$1,487,175	$2,338,651	$2,357,770

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustee compensation, capital loss carryforward and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$502,769,361	$38,972,413	$(113)	$38,972,300
Fidelity New Jersey Municipal Money Market Fund	635,171,488	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity New Jersey Municipal Money Market Fund	$(250,484)	$ -	$(250,484)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $29,448,942 and $26,097,003, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.03
Fidelity New Jersey Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$729

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses.

These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$1,637

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$1,270
Fidelity New Jersey Municipal Money Market Fund	1,785

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$1,000.00	$1,070.00	$2.48
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity New Jersey Municipal Money Market Fund	.51%
Actual		$1,000.00	$1,006.00	$2.55
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

NJN-SANN-0719
1.704871.121

Fidelity® New Jersey AMT Tax-Free Money Market Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2019

Days	% of fund's investments 5/31/19
1 - 7	61.6
8 - 30	8.6
31 - 60	8.4
61 - 90	1.7
91 - 180	6.2
> 180	13.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2019
Variable Rate Demand Notes (VRDNs)	31.9%
Tender Option Bond	25.4%
Other Municipal Security	37.0%
Investment Companies	6.9%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

Current 7-Day Yields

5/31/19
Fidelity® New Jersey AMT Tax-Free Money Market Fund	1.28%
Institutional Class	1.37%
Service Class	1.12%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2019, the most recent period shown in the table, would have been 1.33% for Institutional Class and 1.08% for Service Class.

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 31.9%
	Principal Amount	Value
Alabama - 0.6%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.52% 6/7/19, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 1.52% 6/7/19, VRDN (a)	500,000	500,000
		3,000,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.47% 6/7/19, VRDN (a)	1,000,000	1,000,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.6% 6/7/19, VRDN (a)	200,000	200,000
Delaware, New Jersey - 2.5%
Delaware River & Bay Auth. Rev. Series 2008, 1.25% 6/7/19, LOC TD Banknorth, NA, VRDN (a)	11,500,000	11,500,000
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.51% 6/7/19, VRDN (a)	400,000	400,000
Series I, 1.51% 6/7/19, VRDN (a)	700,000	700,000
		1,100,000
Kansas - 0.1%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 1.75% 6/7/19, VRDN (a)	100,000	100,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.7% 6/7/19, VRDN (a)	100,000	100,000
		200,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.58% 6/7/19, VRDN (a)	1,300,000	1,300,000
Series 2010 B1, 1.6% 6/7/19, VRDN (a)	2,050,000	2,050,000
		3,350,000
New Jersey - 24.4%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 1.22% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,400,000	1,400,000
New Jersey Econ. Dev. Auth. Rev. (Applewood Estates Proj.) Series 2005 B, 1.35% 6/7/19, LOC TD Banknorth, NA, VRDN (a)	7,165,000	7,165,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.35% 6/7/19, LOC Bank of America NA, VRDN (a)	8,625,000	8,625,000
Series 2008 C, 1.35% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)	13,495,000	13,495,000
(Barnabas Health Proj.) Series 2011 B, 1% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)	6,445,000	6,445,000
(Meridian Health Sys. Proj.):
Series 2003 A, 1.35% 6/7/19, LOC JPMorgan Chase Bank, VRDN (a)	12,960,000	12,960,000
Series 2006 A5, 1.26% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.41% 6/7/19, LOC Wells Fargo Bank NA, VRDN (a)	5,380,000	5,380,000
(Virtua Health Proj.):
Series 2009 B, 2.1% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	21,145,000	21,145,000
Series 2009 C, 2.05% 6/3/19, LOC JPMorgan Chase Bank, VRDN (a)	9,710,000	9,710,000
Series 2009 D, 1.37% 6/7/19, LOC TD Banknorth, NA, VRDN (a)	14,850,000	14,850,000
Series 2014 B, 1% 6/7/19, LOC TD Banknorth, NA, VRDN (a)	9,820,000	9,820,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 1.22% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	595,000	595,000
(ExxonMobil Proj.) Series 1989, 1.5% 6/3/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	800,000	800,000
		113,965,000
New York And New Jersey - 3.0%
Port Auth. of New York & New Jersey:
Series 1992 2, 1.47% 7/1/19, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 1.47% 7/1/19, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 1.47% 7/1/19, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.57% 6/7/19, VRDN (a)	500,000	500,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.5% 6/7/19, VRDN (a)	100,000	100,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.6% 6/7/19, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.5% 6/7/19, VRDN (a)	200,000	200,000
		400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $149,115,000)		149,115,000

Tender Option Bond - 25.4%
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,500,000	1,500,000
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
		1,600,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	470,000	470,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.55%, tender 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.46% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	300,000	300,000
		400,000
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	800,000	800,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,100,000	1,100,000
		1,900,000
New Jersey - 14.9%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 09 49, 1.46% 6/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	2,400,000	2,400,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 1.46% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	600,000	600,000
Series Floaters XG 02 22, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,300,000	4,300,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,500,000	1,500,000
Series Floaters XF 25 38, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,810,000	2,810,000
Series Floaters XG 01 68, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,100,000	4,100,000
Series Floaters XL 00 52, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,525,000	5,525,000
Series Floaters XX 10 91, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,410,000	4,410,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 1.38% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000,000	2,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 1.27% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,170,000	1,170,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series Floaters XF 27 97, 1.42% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,595,000	2,595,000
Series Floaters XG 02 28, 1.43% 6/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,500,000	1,500,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XG 02 00, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,400,000	5,400,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,625,000	2,625,000
Series Floaters XG 02 05, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,500,000	4,500,000
Series Floaters XG 02 24, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	6,000,000	6,000,000
Series Floaters XG 02 29, 1.42% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	3,320,000	3,320,000
Series Floaters XX 10 93, 1.44% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700,000	2,700,000
Ocean County Gen. Oblig. Participating VRDN Series Floaters XF 27 07, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	860,000	860,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.45% 6/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	600,000	600,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	535,000	535,000
		69,610,000
New York And New Jersey - 9.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,000,000	9,000,000
Series 16 XF2211, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,400,000	4,400,000
Series DB 8033, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	900,000	900,000
Series Floaters XF 05 62, 1.47% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	175,000	175,000
Series Floaters XF 05 65, 1.44% 6/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	800,000	800,000
Series Floaters XF 06 97, 1.45% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	600,000	600,000
Series Floaters XF 26 00, 1.42% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	11,160,000	11,160,000
Series Floaters XF 27 61, 1.44% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,600,000	5,600,000
Series Floaters XM 05 05, 1.45% 6/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,800,000	2,800,000
Series Floaters ZF 26 87, 1.43% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	520,000	520,000
Series Floaters ZM 04 10, 1.45% 6/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,755,000	1,755,000
Series MS 3249, 1.45% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	500,000	500,000
Series ROC II R 14077, 1.43% 6/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)	5,600,000	5,600,000
		43,810,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.54% 6/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	200,000	200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	300,000	300,000
		600,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 1.67% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	200,000	200,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
Texas - 0.1%
Frisco Independent School District Bonds Series Solar 0002, 1.55%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	100,000	100,000
		200,000
TOTAL TENDER OPTION BOND
(Cost $119,090,000)		119,090,000

Other Municipal Security - 37.0%
Guam - 0.2%
Guam Gov't. Ltd. Oblig. Rev. Bonds Series 2009 A, 5.625% 12/1/19 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,019,610
Georgia - 0.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.52%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	200,000	200,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 2.05% tender 6/6/19, CP mode	300,000	300,000
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.7% tender 6/24/19, CP mode	200,000	200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B:
1.79% tender 6/13/19, CP mode	1,000,000	1,000,000
1.84% tender 8/7/19, CP mode	100,000	100,000
		1,100,000
New Jersey - 34.6%
Avalon Borough Gen. Oblig. BAN Series 2019, 3% 2/14/20	2,500,000	2,517,844
Beachwood BAN Series 2019, 3% 3/5/20	2,500,000	2,521,249
Bergen County Gen. Oblig.:
BAN:
Series 2018 B, 3.25% 12/12/19	2,550,000	2,567,622
Series 2019 A, 3% 6/12/20 (f)	5,000,000	5,076,350
Bonds Series 2013 A, 4% 10/15/19	325,000	327,703
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	4,300,000	4,307,008
Bloomfield Township Gen. Oblig. BAN Series 2019, 2.75% 4/7/20	6,000,000	6,056,645
Borough of Roseland BAN Series 2019, 3% 5/1/20	2,300,000	2,325,232
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 1, 3.25% 11/26/19	2,250,000	2,263,559
Series 2019 B, 2.75% 4/17/20	1,140,000	1,150,617
Camden County BAN Series 2018 A, 3% 10/23/19	4,595,000	4,612,096
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	4,900,000	4,905,939
Closter Gen. Oblig. BAN Series 2019, 2.25% 6/5/20 (f)	2,184,424	2,197,487
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	3,200,000	3,202,694
East Hanover Township BAN Series 2018 A, 2.75% 8/16/19	1,000,000	1,002,127
East Windsor Township Gen. Oblig. BAN Series 2018, 3.5% 12/6/19	2,000,000	2,012,588
Edgewater Gen. Oblig. BAN Series 2018, 4% 7/19/19	2,140,000	2,146,651
Elizabeth Gen. Oblig. BAN Series 2019, 2.75% 4/3/20	1,200,000	1,210,689
Essex County Gen. Oblig. BAN Series 2018 B, 3% 9/10/19	1,500,000	1,505,437
Evesham Township BAN Series 2019 A, 2.75% 5/7/20	3,100,000	3,128,651
Fairfield Township BAN Series 2018:
3% 6/12/19	2,775,000	2,775,936
3.5% 12/3/19	2,700,000	2,716,179
Fairview Gen. Oblig. BAN Series 2018, 3% 8/30/19	1,400,000	1,403,487
Haddonfield BAN Series 2018, 2.75% 6/21/19	2,695,000	2,696,080
Harrison Township BAN Series 2019 A, 2.75% 5/27/20	1,299,970	1,313,329
Hoboken Gen. Oblig. BAN Series 2019 A, 3% 3/5/20	2,200,000	2,217,209
Hudson County Gen. Oblig. BAN Series 2018, 4% 12/10/19	10,560,000	10,682,104
Jackson Township Gen. Oblig. BAN Series 2019 A, 3.25% 2/13/20	2,667,321	2,689,576
Middlesex County Gen. Oblig. BAN Series 2018, 3% 6/11/19	7,735,000	7,737,880
Montclair Township Gen. Oblig. BAN Series 2018, 3.5% 11/1/19	2,400,000	2,413,390
New Jersey Ctfs. of Prtn. Bonds:
Series 2009 A, 5.25% 6/15/19 (Pre-Refunded to 6/15/19 @ 100)	355,000	355,481
Series 2009, 5% 6/15/19 (Pre-Refunded to 6/15/19 @ 100)	300,000	300,373
Series A, 5.25% 6/15/19 (Pre-Refunded to 6/15/19 @ 100)	1,330,000	1,331,837
New Jersey Edl. Facilities Auth. Rev. Bonds:
Series 2009 B, 7.5% 6/1/19 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,000,000
Series 2010 B, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	300,000	300,846
Series D, 5.25% 7/1/19	3,625,000	3,636,018
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2011 A, 5% 7/1/19 (Escrowed to Maturity)	4,110,000	4,121,372
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds Series 2009 A, 5%	475,000	475,000
North Brunswick Township Gen. Oblig. BAN Series 2018 A, 3% 7/23/19	3,880,000	3,887,653
North Caldwell Gen. Oblig. BAN Series 2018, 3% 10/22/19	3,300,000	3,311,007
Ocean City Gen. Oblig. BAN Series 2018, 2.75% 6/13/19	1,450,000	1,450,391
Ocean County Gen. Oblig. Bonds Series 2015, 5% 12/1/19	610,000	620,763
Oradell BAN Series 2019, 2.75% 4/3/20	1,173,000	1,183,449
Passaic County Gen. Oblig. BAN Series 2018 A, 3% 12/4/19	525,000	528,690
Point Pleasant Beach Gen. Oblig. BAN:
Series 2018, 2.75% 8/2/19	3,100,000	3,104,388
Series 2019, 2.75% 4/16/20	2,444,000	2,464,141
Somerset County Gen. Oblig. BAN Series 2018, 3% 9/16/19	5,799,000	5,817,001
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	2,275,000	2,275,350
Springfield Township Gen. Oblig. BAN:
Series 2018:
3% 8/2/19	3,300,000	3,306,217
3.5% 11/1/19	1,700,000	1,708,998
Series 2019, 3% 9/27/19	2,804,102	2,812,001
Stafford Township Gen. Oblig. BAN Series A, 2.75% 4/29/20	1,100,000	1,109,339
Stone Hbr. BAN Series 2018, 3% 11/1/19	2,700,000	2,710,084
Tewksbury Township Gen. Oblig. BAN Series 2019, 2.75% 5/22/20	2,300,000	2,323,981
Union County Gen. Oblig. BAN Series 2018, 3% 6/21/19	15,705,000	15,715,557
Verona Township Gen. Oblig. BAN Series 2019, 3% 3/6/20	2,272,500	2,289,645
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	1,800,000	1,801,355
		161,624,295
Pennsylvania, New Jersey - 0.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Bonds Series 2010 D, 5% 1/1/20 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,038,405
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.415%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	500,000	500,026
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey Series B:
1.65% 6/26/19, CP	2,040,000	2,040,000
1.68% 6/5/19, CP	3,000,000	3,000,000
1.75% 7/31/19, CP	500,000	500,000
1.95% 7/10/19, CP	400,000	400,000
		5,940,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $172,922,336)		172,922,336
	Shares	Value

Investment Company - 6.9%
Fidelity Tax-Free Cash Central Fund, 2.31% (g)(h)
(Cost $32,306,844)	32,304,833	32,306,844
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $473,434,180)		473,434,180
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(5,612,152)
NET ASSETS - 100%		$467,822,028

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,470,000 or 3.5% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$470,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.6%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$200,000
Dignity Health Participating VRDN Series 17 04, 1.54% 7/12/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/25/19	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$1,100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.57% 7/12/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$300,000
Port Auth. of New York & New Jersey Series 1992 2, 1.47% 7/1/19, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 1.47% 7/1/19, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 1.47% 7/1/19, VRDN	9/15/97	$3,100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.62%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$386,214
Total	$386,214

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $441,127,336)	$441,127,336
Fidelity Central Funds (cost $32,306,844)	32,306,844
Total Investment in Securities (cost $473,434,180)		$473,434,180
Cash		12,275
Receivable for investments sold		1,000,000
Receivable for fund shares sold		1,222,048
Interest receivable		3,785,788
Distributions receivable from Fidelity Central Funds		38,165
Receivable from investment adviser for expense reductions		10,817
Other receivables		877
Total assets		479,504,150
Liabilities
Payable for investments purchased
Regular delivery	$1,500,001
Delayed delivery	7,273,836
Payable for fund shares redeemed	2,777,294
Distributions payable	27,114
Accrued management fee	76,997
Distribution and service plan fees payable	40
Other affiliated payables	26,840
Total liabilities		11,682,122
Net Assets		$467,822,028
Net Assets consist of:
Paid in capital		$467,905,088
Total distributable earnings (loss)		(83,060)
Net Assets		$467,822,028
Net Asset Value and Maximum Offering Price
New Jersey AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($181,375,745 ÷ 181,183,287 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($286,255,078 ÷ 286,050,255 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($191,205 ÷ 191,066 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Interest		$3,338,600
Income from Fidelity Central Funds		386,214
Total income		3,724,814
Expenses
Management fee	$460,304
Transfer agent fees	161,169
Distribution and service plan fees	248
Independent trustees' fees and expenses	973
Total expenses before reductions	622,694
Expense reductions	(71,407)
Total expenses after reductions		551,287
Net investment income (loss)		3,173,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,649
Total net realized gain (loss)		1,649
Net increase in net assets resulting from operations		$3,175,176

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,173,527	$4,638,205
Net realized gain (loss)	1,649	(13,079)
Net increase in net assets resulting from operations	3,175,176	4,625,126
Distributions to shareholders	(3,173,363)	(4,641,809)
Share transactions - net increase (decrease)	11,877,139	111,986,331
Total increase (decrease) in net assets	11,878,952	111,969,648
Net Assets
Beginning of period	455,943,076	343,973,428
End of period	$467,822,028	$455,943,076

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.011	.005	.002	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.007	.011	.005	.002	.001	–A
Distributions from net investment income	(.007)	(.011)	(.005)	(.002)	–A	–A
Distributions from net realized gain	–	–A	–	–	(.001)	–
Total distributions	(.007)	(.011)	(.005)	(.002)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.66%	1.11%	.55%	.16%	.07%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.30%	.30%	.24%	.07%	.09%
Expenses net of all reductions	.30%F	.30%	.30%	.24%	.07%	.09%
Net investment income (loss)	1.32%F	1.11%	.55%	.16%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$181,376	$185,546	$151,989	$134,802	$147,426	$152,998

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.012	.006	.002	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.007	.012	.006	.002	.001	–A
Distributions from net investment income	(.007)	(.012)	(.006)	(.002)	–A	–A
Distributions from net realized gain	–	–A	–	–	(.001)	–
Total distributions	(.007)	(.012)	(.006)	(.002)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.71%	1.21%	.65%	.23%	.07%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.17%	.07%	.09%
Expenses net of all reductions	.20%F	.20%	.20%	.17%	.07%	.09%
Net investment income (loss)	1.42%F	1.21%	.65%	.22%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$286,255	$270,195	$191,716	$169,835	$185,128	$224,335

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.006	.010	.004	.001	.001	–A
Distributions from net investment income	(.006)	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	–A	–	–	(.001)	–
Total distributions	(.006)	(.010)	(.004)	(.001)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.59%	.96%	.39%	.07%	.07%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.33%	.07%	.08%
Expenses net of all reductions	.45%F	.45%	.45%	.33%	.07%	.08%
Net investment income (loss)	1.17%F	.96%	.40%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$191	$202	$269	$67	$67	$67

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$473,434,180

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(81,933)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$248	$ 248

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market Fund	$91,699
Institutional Class	69,420
Service Class	50
$161,169

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $70,187 and $51, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,169.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2019	Year ended November 30, 2018
Distributions to shareholders
New Jersey AMT Tax-Free Money Market Fund	$1,206,355	$1,894,954
Institutional Class	1,965,853	2,744,541
Service Class	1,155	2,314
Total	$3,173,363	$4,641,809

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2019	Year ended November 30, 2018	Six months ended May 31, 2019	Year ended November 30, 2018
New Jersey AMT Tax-Free Money Market Fund
Shares sold	63,589,626	135,450,223	$63,589,626	$135,450,223
Reinvestment of distributions	1,145,123	1,810,944	1,145,123	1,810,944
Shares redeemed	(68,896,987)	(103,691,497)	(68,896,987)	(103,691,497)
Net increase (decrease)	(4,162,238)	33,569,670	$(4,162,238)	$33,569,670
Institutional Class
Shares sold	103,229,841	243,507,906	$103,229,841	$243,507,906
Reinvestment of distributions	1,868,795	2,604,040	1,868,795	2,604,040
Shares redeemed	(89,048,547)	(167,628,329)	(89,048,547)	(167,628,329)
Net increase (decrease)	16,050,089	78,483,617	$16,050,089	$78,483,617
Service Class
Reinvestment of distributions	1,155	2,314	$1,155	$2,314
Shares redeemed	(11,867)	(69,270)	(11,867)	(69,270)
Net increase (decrease)	(10,712)	(66,956)	$(10,712)	$(66,956)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
New Jersey AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,006.60	$1.50
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,007.10	$1.00
Hypothetical-C		$1,000.00	$1,023.93	$1.01
Service Class	.45%
Actual		$1,000.00	$1,005.90	$2.25
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SNJ-SANN-0719
1.850774.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019